Reconciliation of Financial Statements To Form 5500 - Summary of Reconciliations of Changes in Net Assets Available for Benefits (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits, financial statements	$ 641,157,447	$ 433,528,579
Difference between fair value and contract value of fully benefit-responsive investments Beginning of year	1,346,931	0
Difference between fair value and contract value of fully benefit-responsive investments End of year	5,531,024	(1,346,931)
Change in Net Assets Available for Benefits, Form 5500	$ 648,035,402	$ 432,181,648